Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	001-37363
Entity Registrant Name	Enviva Inc.
Entity Central Index Key	0001592057
Entity Tax Identification Number	46-4097730
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7272 Wisconsin Ave.
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	657-5560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false